Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Entity Registrant Name	Edgemode, Inc.
Entity Central Index Key	0001652958
Entity Primary SIC Number	8082
Entity Tax Identification Number	47-4046237
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	110 East Broward Blvd
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301
City Area Code	707
Local Phone Number	687-9093
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false